LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS [Abstract]
LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS

7 - LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS

License Agreement

In 2011, the Company licensed certain intellectual property from the Massachusetts Institute of Technology ("MIT"), a related party, in exchange for the payment of upfront license fees and a commitment to pay annual license fees, patent costs, milestone payments, and, upon product commercialization, royalties sales of products covered by the licenses or income from corporate partners.

All amounts paid related to the license fees have been expensed as research and development by the Company as incurred. The Company incurred $12,500 and $9,918 in the six months ended June 30, 2014 and 2013, respectively, and $6,250 and $4,996 in the three months ended June 30, 2014 and 2013, respectively.

In addition to potential future royalty and milestone payments that the Company may have to pay MIT per the terms of their license agreement, the Company is obligated to pay an annual fee of $25,000 in 2014, $30,000 in 2015, $40,000 in 2016, and $50,000 every year thereafter unless the license agreement is terminated. To date, no milestone payments have been made. No royalty payments have been payable as the Company has not commercialized any products as set forth in the agreement. The Company reimburses the costs to MIT and Harvard University for the continued prosecution of the licensed patent estate. For the six months ended June 30, 2014 and 2013, the Company paid $123,890 and $149,170 for MIT and $100,781 and $17,008 for Harvard, respectively. For the three months ended June 30, 2014 and 2013, the Company paid $99,092 and $52,538 for MIT and $100,781 and $17,008 for Harvard, respectively.

As of the effective date of the agreement through the date upon which $7,500,000 of funding for the Company's capital stock has been achieved, the Company is required to issue MIT and affiliates an aggregate amount of shares equaling 3% of the Company's issued and outstanding common stock on a fully diluted basis.

In April of 2013, the Company satisfied the $7,500,000 funding requirement through the Series A-2 financing which fulfilled the provision in the license agreement that required the Company to issue shares to MIT and affiliates.

The license agreement also contains a provision whereby after the $7,500,000 funding requirement is met, the Company may have to issue additional shares to MIT and affiliates if the Company issues common stock at a price per share that is less than the fair market value per share of the common stock issued to MIT and affiliates. The Company could be required to issue additional common shares to MIT and affiliates based upon a weighted average formula set forth in the License Agreement. The Company has not issued any additional common shares under this provision of the License agreement to date.

Consulting Agreements

A Company co-founder/stockholder is employed by MIT. On April 19, 2011, the Company entered into a consulting agreement with this Company co-founder/stockholder. The agreement has a three year term. During six months ended June 30, 2014 and 2013, the Company recognized consulting services of $12,500 and $12,500, respectively, and during the three months ended June 30, 2014 and 2013, the Company recognized consulting services of $6,250 and $6,250, respectively.

On April 19, 2011, the Company entered into a consulting agreement with a director of the Company. Pursuant to the original agreement, the consultant will be compensated through the issuance of 159,045 restricted common shares that vest one quarter on the execution of the contract, one quarter on April 19, 2012 and the remainder 2.08% vesting monthly through April 1, 2014. The term of the consulting agreement is three years. On February 11, 2013, the consulting agreement was amended so that the consultant would receive $75,000 per year for a period of one year. On August 14, 2013, the consulting agreement was amended so that the consultant would receive $37,500 per year for a period of one year. During the six months ended June 30, 2014 and 2013, the Company recognized $18,750 and $37,500 of expense related to the consulting agreement, respectively, and during the three months ended June 30, 2014 and 2013, the Company recognized $9,375 and $18,750 of expense related to the consulting agreement, respectively.

On September 20, 2013, the Company entered into a consulting agreement with Allan Rothstein, and Norman Rothstein (collectively the "consultants"). Pursuant to the consulting agreement, Allan Rothstein was elected as a member of the Board of Directors of the Company. The consultants were compensated through the issuance of 1,000,000 shares of restricted common stock of the Company with one third vesting upon the execution of the consulting agreement, one third vesting on December 10, 2013 and one third vesting on March 10, 2014. The consulting agreement has a term of two years. During the three and six months ended June 30, 2014, the Company recognized $0 and $68,764 of expense related to the consulting agreement, respectively.

7 - LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS

License Agreement

In 2011, the Company licensed certain intellectual property from the Massachusetts Institute of Technology ("MIT"), a related party, in exchange for the payment of upfront license fees and a commitment to pay annual license fees, patent costs, milestone payments, and, upon product commercialization, royalties sales of products covered by the licenses or income from corporate partners.

All amounts paid related to the license fees have been expensed as research and development by the Company as incurred. The Company incurred $20,000 and $15,000 in the years ended December 31, 2013 and 2012, respectively. In addition to potential future royalty and milestone payments that the Company may have to pay MIT per the terms of their license agreement, the Company is obligated to pay an annual fee of $25,000 in 2014, $30,000 in 2015, $40,000 in 2016, and $50,000 every year thereafter unless the license agreement is terminated. To date, no milestone payments have been made. No royalty payments have been payable as the Company has not commercialized any products as set forth in the agreement. The Company reimburses the costs to MIT and Harvard University for the continued prosecution of the licensed patent estate. For the years ended December 31, 2013 and 2013, the Company paid $207,220 and $168,849 for MIT and $27,812 and $18,786 for Harvard, respectively.

Upon execution of this agreement, the Company issued MIT and affiliates 66,303 shares of common stock, and recognized $15,250 as research and development expense. As of the effective date of the agreement through the date upon which $7,500,000 of funding for the Company's capital stock has been achieved, the Company is required to issue MIT and affiliates an aggregate amount of shares equaling 3% of the Company's issued and outstanding common stock on a fully diluted basis.

During the year ended December 31, 2011, the Company issued an additional 94,307 shares of common stock under the license agreement and recognized $21,691 as research and development expense. During the years ended December 31, 2013 and 2012, the Company issued to MIT and affiliates 132,840 and 18,993 shares of common stock, respectively under the license agreement and recognized $35,867 and $5,128 as research and development expense, respectively. In April of 2013, the Company satisfied the $7,500,000 funding requirement through the Series A-2 financing which fulfilled the provision in the license agreement that required the Company to issue shares to MIT and affiliates.

The license agreement also contains a provision whereby after the $7,500,000 funding requirement is met, the Company may have to issue additional shares to MIT and affiliates if the Company issues common stock at a price per share that is less than the fair market value per share of the common stock issued to MIT and affiliates. The Company could be required to issue additional common shares to MIT and affiliates based upon a weighted average formula set forth in the License Agreement. The Company has not issued any additional common shares under this provision of the License agreement to date.

Consulting Agreements

A Company co-founder/stockholder is employed by MIT. On April 19, 2011, the Company entered into a consulting agreement with this Company co-founder/stockholder. The agreement has a three year term. During the years ended December 31, 2013 and 2012, the Company paid for consulting services $25,000 and $18,750, respectively.

On April 19, 2011, the Company entered into a consulting agreement with a director of the Company. Pursuant to the original agreement, the consultant will be compensated through the issuance of 159,045 restricted common shares that vest one quarter on the execution of the contract, one quarter on April 19, 2012 and the remainder 2.08% vesting monthly through April 1, 2014. The term of the consulting agreement is three years. On February 11, 2013, the consulting agreement was amended so that the consultant would receive $75,000 per year for a period of one year. On August 14, 2013, the consulting agreement was amended so that the consultant would receive $37,500 per year for a period of one year. During the years ended December 31, 2013 and 2012, the Company recognized $18,750 and $53,125 of expense related to the consulting agreement, respectively.

On September 20, 2013, the Company entered into a consulting agreement with Allan Rothstein, and Norman Rothstein (collectively the "consultants"). Pursuant to the consulting agreement, Allan Rothstein was elected as a member of the Board of Directors of the Company. The consultants were compensated through the issuance of 1,000,000 shares of restricted common stock of the Company with one third vesting upon the execution of the consulting agreement, one third vesting on December 10, 2013 and one third vesting on March 10, 2014. The consulting agreement has a term of two years. During the year ended December 31, 2013, the Company recognized $201,236 of expense related to the consulting agreement.